VISTA POINT ASSETS LLC ABS-15G

Exhibit 99.11 - Schedule 4

Field Label	Loans With Discrepancy	Total Times Compared	% Variance
LoanProgram	18	248	7.26%
PropertyType	11	235	4.68%
Term	0	189	0%
B1FirstName	0	263	0%
SellerLoanID	0	99	0%
LoanPurpose	1	251	0.4%
PropertyState	0	242	0%
LoanAmount	24	261	9.2%
FinalReviewedQMStatus	3	39	7.69%
PropertyAddress	0	263	0%
B1LastName	6	270	2.22%
QualifyingLTV	23	269	8.55%
Occupancy	4	250	1.6%
QualifyingCLTV	102	255	40%
PropertyCity	0	263	0%
InterestRate	0	270	0%
PropertyZipCode	1	147	0.68%
DSCR	1	48	2.08%
QualifyingFICO	15	166	9.04%
QualifyingTotalDebtIncomeRatio	113	158	71.52%
B2SSN	0	38	0%
InterestOnlyFlag	0	57	0%
B1BirthDate	0	104	0%
ULI	1	107	0.93%
LienPosition	0	110	0%
B2FirstName	0	39	0%
HOAFlag	1	1	100%
AmortizationTerm	1	120	0.83%
B1SSN	0	103	0%
PropertyValue	1	111	0.9%
MaturityDate	0	104	0%
NumberofUnits	0	109	0%
PropertyCounty	0	104	0%
FirstPaymentDate	0	104	0%
B2LastName	0	39	0%
B1PhoneNumber	0	104	0%
LoanProgramVersionName	0	10	0%
OriginatorQMStatus	1	9	11.11%
OriginatorDocType	4	9	44.44%
QMQualifyingTotalDebtIncomeRatio	2	5	40%
RefinanceType	1	5	20%
TotalQualifyingIncome	3	5	60%
CUScore	0	3	0%
EffectiveDateTitleCommitment	1	1	100%
CLTV	1	1	100%
BusinessPurposeFlag	3	6	50%
DTIMeetsGLRequirements	1	22	4.55%